Inventory, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Inventory, Net.
Inventory, Net

Note 4: Inventory, Net

The Company completed an evaluation of the net realizable value of our inventory at December 31, 2022. As a result of this evaluation, the Company recorded a $7.1 million write down of our gaming inventory to reflect it at its net realizable value.

Inventory, Net (all finished goods) consists of the following at:

($ in thousands)	December 31, 2022	June 30, 2022
Inventory	$186,895	$255,236
Less: Reserves	(11,573)	(5,797)
Inventory, Net	$175,322	$249,439

Note 3:Inventory, Net

Inventory, Net (all finished goods) consists of the following at:

($ in thousands)	June 30, 2022	June 30, 2021
Inventory	$255,236	$145,740
Less: Reserves	(5,797)	(4,079)
Inventory, Net	$249,439	$141,661